Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes

(8) Income Taxes

The income tax provision for the six months ended June 30, 2013 and 2012 was $134,000 and $2,000, respectively. The change is primarily due to increased amounts of income which puts the Company into a U.S. federal minimum tax. The Company provides for income taxes using an asset and liability approach, under which deferred income taxes are provided based upon enacted tax laws and rates applicable to periods in which the taxes become payable.

The Company is subject to income tax in U.S. federal and various state jurisdictions. Presently, there are no ongoing income tax examinations in the jurisdictions where the Company operates.

As of June 30, 2013, the Company remains on a full valuation allowance deferred tax asset position. The realization of the Company’s deferred tax assets depends primarily on its ability to generate sufficient U.S. taxable income in future periods. The amount of deferred tax assets considered realizable may increase or decrease in subsequent quarters as management reevaluates the underlying basis for the estimates of future domestic taxable income.

(7) Income Taxes

The provision for income taxes for each of the years ended December 31, 2010, 2011 and 2012 was $2,000.

The components of provision for income taxes for all years presented were as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current tax provision:
Federal	$—	$—	$—
State	2	2	2
Deferred tax provision:	—	—	—
Federal	—	—	—

State	$2	$2	$2

A reconciliation of the statutory federal income tax rate of 34% to the actual tax rate is as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Tax computed at the statutory U.S. federal income tax rate	$(2,026)	$(1,486)	$(2,008)
Net operating loss carrryforwards	1,938	1,376	1,488
Stock-based compensation	79	109	517
Other	11	3	5

	$2	$2	$2

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s deferred tax assets were as follows (in thousands):

	Year Ended December 31,
	2011	2012
Assets:
Net operating loss carryforwards	$20,978	$22,331
Stock based compensation	378	663
Other	517	497

Gross deferred tax assets	21,873	23,491
Valuation allowance	(21,873)	(23,458)

Total deferred tax assets	—	33
Liabilities:
Property, equipment and software, net	—	(33)

Net deferred tax assets	$—	$—

The Company has deferred tax assets comprised primarily of net operating losses, stock-based compensation, accruals and reserves. The Company has not benefited from any of its deferred tax assets and has established a full valuation allowance. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management believes it is more likely than not that the deferred tax assets will not be realized; accordingly, a full valuation allowance has been established and no deferred tax asset and related tax benefit have been recognized in the accompanying consolidated financial statements.

As of December 31, 2012, the Company had net operating loss carryforwards for federal and state income tax purposes of approximately $56.6 million and $54.2 million, respectively. These net operating losses can be utilized to reduce future taxable income, if any. The federal net operating loss carryforwards expire beginning in 2022 through 2032 and the state net operating loss carryforwards begin to expire in 2013 through 2032. Utilization of the net operating loss carryforwards may be subject to substantial annual limitations due to ownership change provisions of the Internal Revenue Code of 1986, as amended and similar state provisions. The annual limitations may result in the expiration of net operating loss carryforwards before utilization.

As of December 31, 2012, the Company had no unrecognized tax benefits. No significant interest or penalties were recorded during the years ended December 31, 2010, 2011 and 2012.

Tax years from 2001 and forward remain open to examinations by federal and state authorities due to net operating loss carryforwards. The Company is currently not under examinations by the Internal Revenue Service or any other taxing authorities.